Investment in Associates and Joint Venture - Joint Venture (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Rollforward of investment in associate and joint venture
Share of profit of associate	$ 1,159	$ 1,422	$ 1,216
Current
Total current assets	417,071	270,256
Total current liabilities	(294,857)	(262,835)
Non-current
Total non-current assets	4,217,820	4,244,908
Total non-current liabilities	(2,576,900)	(2,742,647)
Consolidated statements of profit or loss
Revenues	525,229	466,059	415,078
Profit for the year	84,209	28,051	53,668
Total comprehensive income	91,244	45,020	54,135
Group's share in profit	1,159	1,422	1,216
Joint ventures
Rollforward of investment in associate and joint venture
Beginning balance		55
Write-offs		(55)
Ending balance			55
Current
Total current assets	40,661	9,695
Total current liabilities	(40,661)	(9,695)
Consolidated statements of profit or loss
Revenues	$ 159,460	$ 73,348	$ 8,336
The Cool Pool Limited / Joint venture
Interest in joint venture
Equity interest in joint venture (as a percent)	33.33%	33.33%